Certain Risks and Concentration	12 Months Ended
Dec. 31, 2024
Certain Risks and Concentration [Abstract]
Certain risks and concentration

3. Certain risks and concentration

The Company’s financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash, accounts receivable, net. As of December 31, 2023 and December 31, 2024, substantially all the Company’s cash were held in major financial institutions located in the R.O.C., which management considers to being of high credit quality. For accounts receivable, net, the Company maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Company considers factors in assessing the collectability of its receivables, such as the age of the amounts due, the customer’s payment history, credit-worthiness and other specific circumstances related to the accounts.

The top customers whose revenues individually represented greater than 10% of the total net revenues of the Company for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the years ended December 31,
	2022	2023	2024
Customer A	*	*	36.5%
Customer B	*	*	18.6%
Customer C	41.0%	29.1%	14.2%
Customer D	15.3%	22.8%	*
Customer E	19.8%	17.7%	*

Accounts receivable due from customers who represent 10% or more of the Company’s total accounts receivable were as follows:

	As of December 31,
	2023	2024
Customer C	21.2%	66.3%
Customer D	13.9%	19.1%
Customer E	37.5%	*
Customer F	18.2%	*

The Company is also subject to concentration risk from its suppliers. The top supplier whose purchases individually represented greater than 10% of the total purchases of the Company for the years ended December 31, 2022, 2023 and 2024 was as follows:

	For the years ended December 31,
	2022	2023	2024
Supplier A	*	*	82.6%
Supplier B	*	*	14.2%
Supplier C	*	88.3%	*
Supplier D	39.7%	*	*
Supplier E	15.7%	*	*
Supplier F	10.1%	*	*

*	less than 10% of total purchases

As of December 31, 2023 and 2024 the proportion of account payable accounted for less than 10% of total liabilities.